Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Detail)
₺ in Thousands, € in Thousands, дин in Thousands, ¥ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 RON ( )	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 RSD (дин)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 RON ( )	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 RSD (дин)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 286,312										$ 479,501									$ 883,171
Marketable securities		2,572										5,010
Accounts receivable and other		80,987										78,344
Accounts payable and accrued liabilities		(140,878)										(110,541)
Canadian dollar [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents										$ 19,030										$ 18,280
Marketable securities										3,509										6,286
Accounts receivable and other										23,672										13,706
Accounts payable and accrued liabilities										(102,027)										(30,900)
Other non-current liability										(10,064)										(1,269)
Net assets		(48,292)								$ (65,880)		4,865								$ 6,103
Australian dollar [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents								$ 433										$ 482
Accounts receivable and other								3										4
Accounts payable and accrued liabilities								(7)										(42)
Net assets		302						$ 429				347						$ 444
Euro [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €	€ 6,861										€ 13,030
Accounts receivable and other | €	15,552										24,508
Accounts payable and accrued liabilities | €	(34,488)										(45,751)
Other non-current liability | €	(9,191)										(6,516)
Net assets	€ (21,266)	(24,334)									€ (14,729)	(17,664)
Turkish lira [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺									₺ 2,664										₺ 4,965
Accounts receivable and other | ₺									54,772										60,111
Accounts payable and accrued liabilities | ₺									(44,516)										(50,099)
Other non-current liability | ₺									(15,877)										(17,999)
Net assets		(562)							₺ (2,957)			(802)							₺ (3,022)
Chinese renminbi [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ¥							¥ 72										¥ 77
Net assets		11					¥ 72					12					¥ 77
Serbian Dinar [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | дин						дин 8,848										дин 4,845
Accounts receivable and other | дин						8,386										43,157
Accounts payable and accrued liabilities | дин						(1,004)										(9,000)
Net assets		157				дин 16,230						394				дин 39,002
Romanian lei [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents |				1,904										9,730
Accounts receivable and other |				4,487										7,542
Accounts payable and accrued liabilities |				(2,286)										(6,174)
Net assets		1,010		4,105								2,874		11,098
Great British pound [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | £					£ 923										£ 366
Net assets		1,180			£ 923							495			£ 366
Brazilian real [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | R$			R$ 4,539										R$ 15,991
Accounts receivable and other | R$			9,970										12,547
Accounts payable and accrued liabilities | R$			(2,941)										(5,559)
Net assets		$ 2,982	R$ 11,568									$ 6,946	R$ 22,979